RELATED PARTY TRANSACTIONS 01/31/17 (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Management And Consulting Fees	$ 58,221	$ 53,145	$ 247,047	$ 150,346	$ 245,755	$ 414,180
Accounts payable and accrued liabilities	644,716		644,716		1,023,137	876,844
RJG Capital Corporation [Member]
Management And Consulting Fees			72,185	72,099	96,002	77,588
Wayne Moorhouse, Director [Member]
Management And Consulting Fees			2,179	2,293	3,093	4,039
Malaspina Consultants Inc. [Member
Management And Consulting Fees			20,096	17,776
John Theobald, Director [Member]
Management And Consulting Fees			36,542
Directors Or Officers Or Companies Controlled By Them [Member]
Accounts payable and accrued liabilities	$ 200,799		$ 200,799		$ 189,501	$ 175,789